Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Summary of commitments

Commitments
in EUR million	2025	2024
– Guarantees	29,242	26,908
– Irrevocable letters of credit	15,230	16,388
	44,472	43,296

Guarantees issued by ING Groep N.V.	185	210

Irrevocable facilities	200,198	175,222
	244,855	218,728